Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2021
Disclosure Of Details Of Statements Of Profit Or Loss And Other Comprehensive Income Loss [Abstract]
Disclosure Of Details Of Statements Of Profit Or Loss And Other Comprehensive Income Loss Explanatory
Note 18 - Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss)

A.	Revenues

	For the year ended December 31
	2021	2020	2019
	€ in thousands
Revenues from the sale of solar electricity	31,081	2,577	13,069
Revenues from the sale of gas and power produced by anaerobic digestion plants	12,686	6,002	4,786
Revenues from concessions project	1,016	1,066	1,133
Total Revenues	44,783	9,645	18,988

B.	Operating Costs, Depreciation and Amortization

	For the year ended December 31
	2021	2020	2019
	€ in thousands
Depreciation from fixed assets	13,937	2,299	5,744
Depreciation from Right-of-use assets	774	320	321
Amortization of intangible asset	365	356	351
Professional services	1,496	482	672
Operating and maintenance services	11,390	4,025	5,322
System operator charges	3,046	-	-
Insurance	549	178	344
Other	1,043	266	300
Total operating costs	32,600	7,926	13,054

C.	General and administrative expenses

	For the year ended December 31
	2021	2020	2019
	€ in thousands
Salaries and related compensation	1,505	1,442	1,324
Professional services	2,822	2,057	1,978
Other	1,334	1,013	525
Total general and administrative expenses	5,661	4,512	3,827

D.	Other income (expense), net

	For the year ended December 31
	2021	2020	2019
	€ in thousands

Total other income (expenses), net *	-	2,100	(2,100)

(*) Indemnification in the amount of up to €2.1 million in connection with the announcement received from GSE, Italy’s energy regulation agency, by one of the Italian Subsidiaries, claiming alleged non-compliance of the installed modules with the required certifications under the applicable regulation and raising the need to examine incentive eligibility implications (the “GSE Claim”). The Company recorded this potential payment as other expenses. In 2020, with the cooperation of the acquirer of the Italian subsidiaries, an appeal was submitted to GSE. Following the positive outcomes of such appeal, the provision for the potential indemnification was cancelled.

E.	Financing income and expenses:

1.	Financing income

	For the year ended December 31
	2021	2020	2019
	€ in thousands
Interest income and consumer price index in Israel in connection to concession project	2,248	1,423	1,757
Interest income	276	553	70
Change in fair value of derivatives, net	-	1,094	897
Consumer price index in Israel for loan	-	103	-
Swap interest	-	55	-
Profit from settlement of derivatives contract	407	-	-
Total financing income	2,931	3,228	2,724

2.	Financing expenses (*)

	For the year ended December 31
	2021	2020	2019
	€ in thousands
Change in fair value of derivatives, net	841	-	-
Debentures interest and related expenses	3,220	2,155	4,696
Interest and commissions related to projects finance	5,589	1,775	2,944
Amortization of capitalized expenses related to projects finance	12,211	48	129
Interest on minority shareholder loan	2,055	41	59
Bank charges and other commissions	137	230	150
Forward loss	-	-	513
Interest on lease liability	367	494	341
Loss from exchange rate differences, net	5,395	2,119	2,045
Total financing expenses	29,815	6,862	10,877

(*) Reclassification